UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment |_|; Amendment Number: ___
This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cheyne Capital International Limited
Address: Clarendon House, 2 Church Street, Hamilton, HM11, Bermuda

Form 13F File Number:  028-12740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Cherylle Swan-Simons
Title:  Investment Associate
Phone:  441-236-3939

Signature, Place, and Date of Signing:

 /s/ Cherylle Swan-Simons             Hamilton, Bermuda       July 23, 2008
 ------------------------             -----------------       -------------
       [Signature]                      [City, State]              [Date]

Report Type                (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             nil

Form 13F Information Table Entry Total:        0

Form 13F Information Table Value Total:        $0
                                               (thousands)

List of Other Included Managers:  None